Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 Actix [Member]	Sep. 30, 2014 Celcite [Member]
Business Acquisition [Line Items]
Business acquisition	$ 112,405	$ 142,077